INVESTMENT IN ASSOCIATES (Details Narrative) - GoviEx $ in Thousands	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($)
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Trading price of GoviEx Shares | $ / shares	.15
Quoted market value of GoviEx Shares | $	$ 9,772	$ 17,589